PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and deposits to vendors		644,317,439	529,791,210
Receivables related to Capped Call Option		264,779,132
Interest receivable		36,543,547	10,049,752
Receivables from financial institution		14,368,206	3,024,192
Prepayments for property and equipment		7,885,594	6,736,223
Employee advances		3,676,848	4,692,497
Others		22,249,774	6,899,277
Total	$ 159,519,195	993,820,540	561,193,151